Commitments and Contingencies - Contract Manufacturer Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Non-cancellable open orders	$ 16.7	$ 3.3